PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
	June 30,	December 31,
	2024	2023
	(Unaudited)
Prepaid expenses	$26,529	$13,189
Government institutions	4,727	2,731
Derivative instruments	2,657	9,806
Interest receivable	4,967	4,484
Short-term vendor deposits	7,542	6,675
Deferred commission	8,998	1,810
Other current assets	761	408
Total prepaid expenses and other current assets	$56,181	$39,103